Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of Maximum Credit Risk Exposure
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s receivables from customers. The carrying amount of the financial assets below represents the maximum credit risk exposure as at December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$130,129	$62,508
Accounts receivable	30,704	20,353
Deposits and other non-current assets	1,295	595
	$162,128	$83,456

Maturity of Non-Derivative Financial Liabilities	Debt Repayments
Repayments of the principal portion of loans and borrowings is as follows:

December 31, 2021
2022(1)	54,282
2023	2,917
2024	1,602
2025	1,615
2026 and beyond	806
$61,222

(1) Includes $50.0 million of the New Revolving Credit Facility repaid in February 2022 which does not mature until March 31, 2025.
The table below shows the Company's maturity of non-derivative financial liabilities on December 31, 2021:

Non-derivative financial liabilities	Carrying value	Contractual cash flows	Up to 12 months	1 - 2 years	3 - 5 years	More than 5 years
Loans and borrowings (including interest)	$59,250	$62,041	$54,789	$3,066	$4,186	$—
Accounts payable and accrued liabilities	66,546	66,546	66,546	—	—	—
Other non-current liabilities	5,067	16,246	308	7,302	7,984	652
Leases	7,110	7,265	4,867	1,770	628	—
Total	$137,973	$152,098	$126,510	$12,138	$12,798	$652